RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

7. RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are in shares of NB Bancorp, Inc. common stock and contracts issued by Principal. The Plan also issues notes receivable from participants. Therefore, transactions with the Custodians qualify as party-in-interest transactions. For the Plan year ended December 31, 2025, fees paid to the Custodians amounted to $81,440. Fees paid for investment management, custody and record-keeping services may be included as a reduction of the investment return earned by each investment.

As of December 31, 2025 and 2024, the Plan held 600,002 and 633,201 shares of NB Bancorp, Inc. common stock, respectively.